Intangible assets - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Net book value	¥ 20,695		¥ 12,265	¥ 5,482
Opening net book value	12,265		5,482	3,395
Additions	10,849		8,253	3,376
Amortization	(2,399)		(1,452)	(1,344)
Exchange differences	(20)		(18)	55
Closing net book value	20,695	$ 3,247	12,265	5,482
Computer software
Disclosure of detailed information about intangible assets [line items]
Net book value	20,695		12,265	5,482
Opening net book value	12,265		5,482	2,887
Additions	10,849		8,253	3,376
Amortization	(2,399)		(1,452)	(836)
Exchange differences	(20)		(18)	55
Closing net book value	20,695		12,265	5,482
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Net book value
Opening net book value				508
Amortization				(508)
Cost
Disclosure of detailed information about intangible assets [line items]
Net book value	28,842		18,058	9,939
Opening net book value	18,058		9,939	6,460
Closing net book value	28,842		18,058	9,939
Cost | Computer software
Disclosure of detailed information about intangible assets [line items]
Net book value	26,582		15,798	7,679
Opening net book value	15,798		7,679	4,200
Closing net book value	26,582		15,798	7,679
Cost | Patented technology
Disclosure of detailed information about intangible assets [line items]
Net book value	230		230	230
Opening net book value	230		230	230
Closing net book value	230		230	230
Cost | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Net book value	2,030		2,030	2,030
Opening net book value	2,030		2,030	2,030
Closing net book value	2,030		2,030	2,030
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Net book value	(8,147)		(5,793)	(4,457)
Opening net book value	(5,793)		(4,457)	(3,065)
Closing net book value	(8,147)		(5,793)	(4,457)
Accumulated amortization and impairment | Computer software
Disclosure of detailed information about intangible assets [line items]
Net book value	(5,887)		(3,533)	(2,197)
Opening net book value	(3,533)		(2,197)	(1,313)
Closing net book value	(5,887)		(3,533)	(2,197)
Accumulated amortization and impairment | Patented technology
Disclosure of detailed information about intangible assets [line items]
Net book value	(230)		(230)	(230)
Opening net book value	(230)		(230)	(230)
Closing net book value	(230)		(230)	(230)
Accumulated amortization and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Net book value	(2,030)		(2,030)	(2,030)
Opening net book value	(2,030)		(2,030)	(1,522)
Closing net book value	¥ (2,030)		¥ (2,030)	¥ (2,030)